Label	Element	Value
Calamos Laddered Bitcoin Structured Alt Protection ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Laddered Bitcoin Structured Alt Protection ETF®
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos Laddered Bitcoin Structured Alt Protection ETF® (the "Fund") seeks to provide exposure to the price of bitcoin.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Acquired Fund Fees and Expenses, Based on Estimates [Text]	oef_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin Series Structured Alt Protection ETFs® (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. The Fund commenced operations on October 14, 2025. Because the Fund has not yet completed a fiscal period as of the date of this prospectus, no portfolio turnover rate is available. Information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, is available on the Fund's website at: www.calamos.com.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by providing investors with exposure to the price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin") while attempting to limit downside risk through a laddered portfolio of four Calamos Bitcoin Structured Alt Protection ETFs (each an "Underlying ETF" and collectively the "Underlying ETFs"). The BRRNY is a once a day benchmark index price for bitcoin that aggregates trade data from multiple bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CME CF Constituent Exchange Criteria.[1] The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or "laddered" nature of the investments in the Underlying ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the downside protection of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of Spot bitcoin, while attempting to limit downside losses. Depending on when the Fund acquires shares of an Underlying ETF, even with a laddered approach, the cap and/or downside protection of an Underlying ETF may be exhausted unless the Fund acquires shares at the beginning of a Target Outcome Period (as defined below). The Fund does not typically buy shares at the beginning of the Target Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The protection is only provided by the Underlying ETFs and the Fund itself does not provide any stated downside protection against losses. The Fund will likely not receive the full benefit of the Underlying ETF downside protection and could have limited upside potential. The Fund's returns are limited by the caps of the Underlying ETFs.

In order to understand the Fund's strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See "Additional Information About Investment Strategies and Related Risks" for a discussion of the principal investment strategies of the Underlying ETFs.

Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of Spot bitcoin, up to a predetermined upside cap, while attempting to provide downside protection (before fees and expenses) against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined one-year outcome period. Each Underlying ETF seeks to provide protection against decreases in the price of Spot bitcoin over the same Outcome Period (before taking total fund operating fees and expenses into account). The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by Calamos Advisors LLC ("Calamos" or the "Adviser").

The Underlying ETFs invest substantially all of their assets in over-the-counter Options ("OTC Options") and/or FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options") — each of which reference the price performance of either (A) one or more of the iShares Bitcoin Trust ETF ("IBIT"), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each, an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index"). One example of a Bitcoin Index is the Cboe Bitcoin U.S. ETF Index (ticker: CBTX), which is designed to reflect the price return performance of U.S. exchange-listed spot Bitcoin ETPs. The ETPs whose price return performance a Bitcoin Index seeks to reflect can include the BITB, FBTC, and ARKB, among others. Each Underlying ETF uses OTC Options and/or FLEX Options to employ a "target outcome strategy." Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, Spot bitcoin). The pre-determined outcomes sought by the Underlying ETFs, which include downside protection against (before fees and expenses) Spot bitcoin losses prior to taking into account any fees or expenses charged to the Underlying ETFs and a cap on upside potential, are based on the price return of Spot bitcoin over an approximate one-year period beginning, generally, on the first business day in the month for which each Underlying ETF is named and ending on the last business day of the preceding month in the following year (the "Target Outcome Period"). Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. See "Capital Protection and Cap" below under "Additional Information About Investment Strategies and Related Risks."

1  The Constituent Exchange Criteria requires each Constituent Exchange to implement policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Exchange must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-your-client regulations and anti-money laundering regulations.

Based on market conditions and other factors at the commencement of each Underlying ETF's Outcome Period, the Adviser seeks to provide investment exposure to the price performance of Spot bitcoin through various means of portfolio construction and management, including the two methods/approaches as may be implemented by the Adviser in its discretion as described below.

In the first method/approach, each Underlying ETF's portfolio will be comprised of options, cash and cash equivalents, and/or U.S. Treasuries. Under this approach, and under normal market conditions, the Underlying ETFs will invest substantially all of their assets in U.S. Treasury securities with remaining maturities of one (1) year or less (the "Treasury Portfolio"), cash, cash equivalents, box spreads, and OTC Options, FLEX Options and/or listed exchange traded options ("Listed Options"). The OTC, FLEX, and/or Listed Options each reference the price performance of either: (A) one or more of the Underlying ETPs or (B) one or more Bitcoin Indexes.

Options used by an Underlying ETF in utilizing box spreads will reference the underlying asset of the box spread trade, which is expected to be the SPX or SPY. Options utilized in seeking to track the positive price return of Spot bitcoin will each reference the price performance of either: (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") and/ or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") Indexes. One example of a Bitcoin Index is the Cboe Bitcoin U.S. ETF Index (ticker: CBTX), which is designed to reflect the price return performance of U.S. exchange-listed spot Bitcoin ETPs. The ETPs whose price return performance a Bitcoin Index seeks to reflect can include the BITB, FBTC, and ARKB, among others.

In the second method/approach, each Underlying ETF's portfolio will be comprised of options and cash and cash equivalents. Under this approach, and under normal market conditions, the Underlying ETF will invest substantially all of its assets in cash and cash equivalents and FLEX Options and/or Listed Options. The FLEX Options and/or Listed Options will each reference the price performance of one or more of the Underlying ETPs and/or a Bitcoin Index.

With respect to each method/approach described above, each of the Underlying ETPs has as a primary investment objective to seek investment results that generally correspond to the price performance of bitcoin (as measured to a stated index or defined bitcoin reference rate) and therefore the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin. Each Bitcoin Index will be designed to track the price performance of bitcoin and therefore each Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin.

Each Underlying ETF intends to utilize either FLEX Options and/or Listed Options in place of all OTC Options. The Underlying ETF will not invest directly in bitcoin. Instead, the Underlying ETF seeks to track the positive price return of Spot bitcoin by investing in options that reference the price performance of one or more of the Underlying ETPs which, in turn, own bitcoin and/or options that reference one or more Bitcoin Indexes. The portfolio of options utilized by the Adviser may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Adviser based on then-current market factors.

As of the date hereof, the Underlying Funds invest in options that reference the Cboe Bitcoin U.S. ETF Index ("CBTX"), which is a modified market capitalization-weighted index designed to track the performance of a basket of Bitcoin ETPs listed on U.S. exchanges. Leveraged and inverse exposure Bitcoin ETFs are not eligible for inclusion in CBTX. To be included in CBTX, each constituent must: (i) have a monthly consolidated trading volume of at least 500,000 shares for each month within the immediately preceding six-month period; (ii) have an average consolidated trading volume of at least 1,000,000 shares over the immediately preceding six-month period; (iii) have at least six months of trading history as of the Rebalance Selection Date (defined below); and (iv) have a market capitalization of at least $75 million as of the Rebalance Selection Date. CBTX is rebalanced and reconstituted quarterly in March, June, September and December. The Rebalance Selection Date is as of the last business day of the previous calendar month (i.e., February, May, August and November, respectively).

Each Underlying ETF's strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon Spot bitcoin's returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF's options are generally allowed to expire or be sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of options expiring in approximately one year. This means that approximately every quarter (in January, April, July and October), one of the Underlying ETFs will undergo a "reset" of its cap and a refresh of its downside protection.

At any given time the Fund will generally hold shares in four Underlying ETFs, one Underlying ETF with options expiring within one quarter, a second Underlying ETF with options expiring within two quarters, a third Underlying ETF with options expiring within three quarters and a fourth Underlying ETF with options expiring within one year. The rolling or "laddered" nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of Spot bitcoin at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the downside protection for the remainder of the Target Outcome Period.

When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and downside protection over a defined time period (depending on when the shares were purchased). Alternatively, the Fund's laddered approach provides diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of Spot bitcoin and to provide a level of downside protection as one of the Underlying ETFs will reset its cap and refresh its downside protection every quarter based on the price of Spot bitcoin at the time of the reset. In other words, the continual and periodic "refreshing" of the Underlying ETF caps and downside protection at current Spot bitcoin prices is intended to allow the Fund to continue to benefit from increases in the value of Spot bitcoin, while attempting to limit downside losses. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of Spot bitcoin. It also reduces the risk of failing to benefit from an individual Underlying ETF downside protection in cases where Spot bitcoin has depreciated. Approximately every quarter (in January, April, July and October), one of the Underlying ETFs will undergo a reset of its cap and a refresh of its downside protection, meaning that investors will have the ability to benefit from any appreciation in Spot bitcoin for future periods up to the respective caps of the Underlying ETFs and will have the benefit of the downside protection for future periods. A laddered portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors.

The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund intends to generally rebalance its portfolio to equal weight (i.e., 25% per Underlying ETF) semi-annually. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between semi-annual rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund's returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below.

The current list of Underlying ETFs in the Fund's portfolio can be found at https://www.calamos.com/capabilities/structured-protection-etfs/. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF's website provides important information (including Target Outcome Period start and end dates, and the cap (both gross and net of fees) and downside protection both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period).

Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund's laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its downside protection annually based on prevailing market conditions.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying reference index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies, and investments that provide exposure to bitcoin.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Fund performance information is not available as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Calamos Laddered Bitcoin Structured Alt Protection ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Laddered Bitcoin Structured Alt Protection ETF | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Laddered Bitcoin Structured Alt Protection ETF | Absence of an Active Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Absence of an Active Market Risk — The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market makers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants' ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Cap Change Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Cap Change Risk — A new Underlying ETF cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, a cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period for each Underlying ETF, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Capital Protection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Capital Protection Risk — There can be no guarantee that the Underlying ETFs will be successful in their strategy to provide protection against 100% of the negative price return (before total Underlying ETFs operating fees and expenses) of Spot bitcoin over the Outcome Period. Each Underlying ETF's strategy seeks to deliver returns that track those of Spot bitcoin (up to the Cap), while attempting to limit downside losses prior to taking into account any fees or expenses charged to the Underlying ETFs), if the Underlying ETF's Shares are held at the time at which the Underlying ETF enters into OTC Options or FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and box spreads, cash, cash equivalents and held until those instruments expire at the end of the Outcome Period. In the event the Fund purchases Underlying ETFs Shares after these instruments were entered into or sells Underlying ETFs Shares prior to the expiration (or maturity) of these investments, the Capital Protection that the Underlying ETFs seeks to provide may not be available. If the Outcome Period has begun and the price of Spot bitcoin has increased in value, the Capital Protection will not protect any decreases in the price of Spot bitcoin and therefore the Fund may experience losses from this appreciated value until the Underlying ETFs reaches its original NAV from the commencement of the Outcome Period. Similarly, if the Fund purchases Underlying ETFs Shares after the commencement of the Outcome Period and the price of Spot bitcoin has increased in value, the Fund will not benefit from the Capital Protection until the price of Spot bitcoin decreases to its original value at the commencement of the Outcome Period. Accordingly, the Fund will not receive the protection that the Underlying ETF seeks to provide until the Underlying ETF experiences losses that return it to its value at the commencement of the Outcome Period. If the OTC Options, and FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents (and therefore the Capital Protection) do not perform as expected, the Fund may experience significant losses on its investment, including the loss of its entire investment.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Capped Upside Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Capped Upside Risk — Each Underlying ETF's strategy seeks to provide returns (before fees and expenses) that match the price return of Spot bitcoin for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each semi-annual rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each semi-annual rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund's potential gain will be limited to the difference between the Underlying ETF's NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on its shares, however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund's ability to participate in gains during that time. If Spot bitcoin experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain regardless of the performance of Spot bitcoin.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Cash Holdings Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Concentration Risk — Underlying ETPs — The Underlying ETPs hold only bitcoin and cash. As a result, the Underlying ETPs' holdings are not diversified. Accordingly, the Underlying ETPs' net asset value may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the shares of the Underlying ETPs.

The Underlying ETPs are passive investment vehicles that do not seek to generate returns beyond tracking the price of bitcoin. The Sponsors (the managers or organizations in charge of creating and administering a given ETP) do not actively manage the bitcoin held by the Underlying ETPs. This means the Sponsors do not speculatively sell bitcoin at times when its price is high or speculatively acquire bitcoin at low prices in the expectation of future price increases. It also means the Underlying ETPs will not utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Any losses sustained by the Underlying ETPs will adversely affect the value of its shares.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Clearing Member Default Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Clearing Member Default Risk — Transactions in certain options such as FLEX Options and Listed Options are required to be centrally cleared ("cleared options"). In a transaction involving cleared options, the Underlying ETFs' counterparty is a clearing house, such as the Options Clearing Corporation ("OCC"), rather than a bank or broker. Since the Underlying ETFs are not members of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Underlying ETFs will hold cleared options through accounts at clearing members. In cleared options positions, the Underlying ETFs will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Underlying ETFs' clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Underlying ETFs may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Underlying ETFs' performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Underlying ETFs with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Underlying ETFs' clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Underlying ETFs might not be fully protected in the event of the clearing member's bankruptcy. The Underlying ETFs are also subject to the risk that a limited number of clearing members are willing to transact on the Underlying ETFs' behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Underlying ETFs could lose some or all of the benefits of a transaction entered into by the Underlying ETFs with the clearing member. The loss of a clearing member for the Underlying ETFs to transact with could result in increased transaction costs and other operational issues that could impede an Underlying ETF's ability to implement its investment strategy. If an Underlying ETF cannot find a clearing member to transact with on the Underlying ETF's behalf, the Underlying ETF may be unable to effectively implement its investment strategy.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Correlation Risk [Member]
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•  Correlation Risk — Prior to the expiration date of any options held by the Underlying ETFs, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Underlying ETF's valuation policy. Because a component of the options' value will be affected by, among other things, changes in the share prices of the Underlying ETPs and/or Bitcoin Index, changes in interest rates, changes in the actual and implied volatility of the of the Underlying ETPs and/or Bitcoin Index and bitcoin and the remaining time until the options expire, the value of the Underlying ETFs' options positions is not anticipated to increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index. If the assets held by the Underlying ETFs do not perform as expected, the Underlying ETFs may experience losses which may be significant. The Underlying ETFs' strategy is designed to produce the outcomes upon the expiration of the options on or before the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. While the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the performance of Spot bitcoin, it is possible that the performance of the Underlying ETPs and/or Bitcoin Index will not be so correlated, which could cause the Underlying ETFs to suffer losses.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Costs of Buying and Selling Fund Shares [Member]
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•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Counterparty Risk [Member]
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•  Counterparty Risk — Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to listed options and FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Derivatives Risk [Member]
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•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Digital Assets Risk [Member]
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•  Digital Assets Risk — Risk factors related to digital assets include:

-  The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index and the Underlying ETPs and/or Bitcoin Index could lose all or substantially all of their value.

-  The value of the Underlying ETPs and/or Bitcoin Index are subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin Blockchain.

-  Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depend on the acceptance of bitcoin.

-  Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges.

Risk factors related to digital asset markets include:

-  The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

-  The BRRNY and similar pricing sources have a limited performance history, their rates price could fail to track the global bitcoin price, and a failure of the price could adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

-  While the Fund's investment objective is to track the positive price return of the BRRNY in the manner described previously, the BRRNY is only one source of spot bitcoin pricing and it may not track to a generally accepted bitcoin price.

-  The indexes prices used to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Shares.

The value of the Underlying ETPs and/or Bitcoin Index relates directly to the value of bitcoin, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. Those factors include:

-  an increase in the global bitcoin supply or a decrease in global bitcoin demand;

-  market conditions of, and overall sentiment towards, the digital assets and blockchain technology industry;

-  the adoption of bitcoin as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the bitcoin network, and its ability to meet user demands;

-  manipulative trading activity on digital asset trading platforms, which, in many cases, are largely unregulated;

-  forks in the bitcoin network (a fork can introduce new security and operability risks to the original and the new networks, and may adversely impact confidence in the digital assets, and consequentially, their value);

-  investors' expectations with respect to interest rates, the rates of inflation of fiat currencies or bitcoin, and digital asset exchange rates;

-  consumer preferences and perceptions of bitcoin specifically and digital assets generally;

-  negative events, publicity, and social media coverage relating to the digital assets and blockchain technology industry;

-  fiat currency withdrawal and deposit policies on digital asset trading platforms;

-  the liquidity of digital asset markets and any increase or decrease in trading volume or market making on digital asset markets;

-  business failures, bankruptcies, hacking, fraud, crime, government investigations, or other negative developments affecting digital asset businesses, including digital asset trading platforms, or banks or other financial institutions and service providers which provide services to the digital assets industry; the use of leverage in digital asset markets, including the unwinding of positions, "margin calls", collateral liquidations and similar events;

-  investment and trading activities of large or active consumer and institutional users, speculators, miners, and investors in bitcoin;

-  an active derivatives market for bitcoin or for digital assets generally;

-  monetary policies of governments, legislation or regulation, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of bitcoin as a form of payment or the purchase of bitcoin on the digital asset markets;

-  global or regional political, economic or financial conditions, events and situations, or major public issues;

-  fees associated with processing a bitcoin transaction and the speed at which bitcoin transactions are settled;

-  the maintenance, troubleshooting, and development of the bitcoin network including by miners and developers worldwide;

-  the ability for the bitcoin network to attract and retain miners to secure and confirm transactions accurately and efficiently;

-  ongoing technological viability and security of the bitcoin network and bitcoin transactions, including vulnerabilities against hacks and scalability;

-  financial strength of market participants;

-  the availability and cost of funding and capital;

-  the liquidity and credit risk of digital asset trading platforms;

-  interruptions in service from or closures or failures of major digital asset trading platforms or their banking partners, or outages or system failures affecting the bitcoin network;

-  decreased confidence in digital assets and digital assets trading platforms;

-  poor risk management or fraud by entities in the digital assets ecosystem;

-  increased competition from other forms of digital assets or payment services; and

-  the acquisitions or dispositions of bitcoin by one or more of the Underlying ETPs, since there is no limit on the number of bitcoin that the Underlying ETPs may acquire.

The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. The value of a bitcoin is subject to momentum pricing due to speculation regarding future appreciation in value rather than robust fundamental analysis, leading to greater volatility.

Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depends on the market acceptance of bitcoin. Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the "Bitcoin Blockchain" and together the "bitcoin network"), and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, digital assets may not function as intended and parties may be unwilling to use digital assets, which would dampen the growth, if any, of digital asset networks. Because bitcoin is a digital asset, the value of each of the Underlying ETPs' shares is subject to a number of factors relating to the fundamental investment characteristics of digital assets, including the fact that digital assets are bearer instruments and loss, theft, compromise, or destruction of the associated private keys could result in permanent loss of the asset. In addition, the Bitcoin Blockchain has experienced in the past, and may experience in the future, several quirks and unique events, including the first block of bitcoin being untradeable; a 2013 change in how transactions were processed leading to a temporary split in the blockchain; the blockchain experiencing small reorganizations due to network propagation issues or miner behavior; and the block subsidy halving in 2020 taking longer than expected due to slower block times.

Digital asset networks are dependent upon the internet. A disruption of the internet or a digital asset network, such as the bitcoin network, would affect the ability to transfer digital assets, including bitcoin, and, consequently, their value.

To the extent that any miners cease to record transactions that do not include the payment of a transaction fee in solved blocks or do not record a transaction because the transaction fee is too low, such transactions will not be recorded on the Bitcoin Blockchain until a block is mined by a miner who does not require the payment of transaction fees or is willing to accept a lower fee. Any widespread delays in the recording of transactions could result in a loss of confidence in a digital asset network.

If the digital asset award for mining blocks and transaction fees for recording transactions on the bitcoin network are not sufficiently high to incentivize miners, or if certain jurisdictions continue to limit mining activities, miners may cease expanding processing power to mine blocks, could demand high transaction fees or confirmations of transactions on the Bitcoin Blockchain could be slowed, each of which could negatively impact the value of bitcoin and the value of the Underlying ETPs and/or Bitcoin Index.

Digital asset mining operations can consume significant amounts of electricity, which may have a negative environmental impact and give rise to public opinion against allowing, or government regulations restricting, the use of electricity for mining operations. Additionally, miners may be forced to cease operations during an electricity shortage or power outage, or if electricity prices increase where the mining activities are performed.

The open-source structure of many digital asset network protocols, such as the protocol for the bitcoin network, means that developers and other contributors are generally not directly compensated for their contributions in maintaining and developing such protocols. A loose community referred to as the "core developers" and other contributors to the bitcoin network are generally not directly compensated for their contributions in maintaining and developing the bitcoin network protocol. A failure to properly monitor and upgrade the bitcoin network protocol could damage the bitcoin network and the value of the Underlying ETPs and/or Bitcoin Index. Bitcoin is rewarded solely for mining activity and is not sold to raise capital for the Bitcoin network, and the bitcoin network protocol itself is made available for free rather than sold or made available subject to licensing or subscription fees and its use does not generate revenues for its development team. Consequently, there is a lack of financial incentive for developers to maintain or develop the bitcoin network and the core developers may lack the resources to adequately address emerging issues with the bitcoin network protocol. Although the bitcoin network is currently supported by the core developers, there can be no guarantee that such support will continue or be sufficient in the future. For example, the bitcoin network is maintained and developed largely on a GitHub resource section dedicated to bitcoin development, and there have been recent reports that the number of core developers who have the authority to make amendments to the bitcoin network's source code in the GitHub repository is relatively small, although there are believed to be a larger number of developers who contribute to the overall development of the source code of the bitcoin network. Alternatively, some developers may be funded by entities whose interests are at odds with other participants in the bitcoin network. In addition, a bad actor could also attempt to interfere with the operation of the bitcoin network by attempting to exercise a malign influence over a core developer. To the extent that material issues arise with the bitcoin network protocol and the core developers and open-source contributors are unable to address the issues adequately or in a timely manner, the bitcoin network and therefore the value of the Underlying ETPs and/or Bitcoin Index may be adversely affected.

The core developers can propose amendments to the bitcoin network's source code that, if accepted by miners and users, could alter the protocols and software of the bitcoin network and the properties of bitcoin. These alterations would occur through software upgrades, and could potentially include changes to the irreversibility of transactions and limitations on the mining of new bitcoin, which could undermine the appeal and market value of bitcoin. Alternatively, software upgrades and other changes to the protocols of the bitcoin network could fail to work as intended or could introduce bugs, security risks, or otherwise adversely affect, the speed, security, usability, or value of the bitcoin network or bitcoins. As a result, the bitcoin network could be subject to changes to its protocols and software in the future that may adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The acceptance of software patches or upgrades by a significant, but not overwhelming, percentage of the users and miners in a digital asset network, such as the bitcoin network, could result in a "fork" in such network's blockchain, including the Bitcoin Blockchain, resulting in the operation of multiple separate networks. Even where amendments are approved by all or substantially all of the users and miners of bitcoin network, those amendments to the protocols and software could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The Bitcoin Blockchain has experienced forks previously.

The governance of decentralized networks, such as the bitcoin network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized digital asset network, which may stymie such network's utility and ability to grow and face challenges. As a result, there may be a lack of consensus or clarity on the governance of the bitcoin network, which may stymie the bitcoin network's utility and ability to grow and face challenges. In particular, it may be difficult to find solutions or martial sufficient effort to overcome any future problems on the bitcoin network, especially long-term problems. Further, changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges. The foregoing notwithstanding, the protocols for some decentralized networks, such as the bitcoin network, are informally managed by a group of core developers that propose amendments to the relevant network's source code. Core developers' roles evolve over time, largely based on self-determined participation. As a result of the foregoing, it may be difficult to find solutions or marshal sufficient effort to overcome any future problems, especially long-term problems, on digital asset networks. If a significant majority of users and miners adopt amendments to a decentralized network based on the proposals of such core developers, such network will be subject to new protocols that may adversely affect the value of the relevant digital asset.

The Underlying ETPs are not actively managed and will not have any formal strategy relating to the development of the bitcoin network.

Moreover, in the past, flaws in the source code for digital assets have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the bitcoin network or take the Underlying ETPs' bitcoin, which would adversely affect the value of the Underlying ETPs shares. Moreover, functionality of the bitcoin network may be negatively affected such that it is no longer attractive to users, thereby dampening demand for bitcoin. Even if another digital asset other than bitcoin were affected by similar circumstances, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively affect the demand for digital assets and therefore adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the bitcoin network contains certain flaws. For example, the bitcoin network is currently vulnerable to a "51% attack" where, if a miner or mining pool were to gain control of more than 50% of the hash rate for a bitcoin network, it would be able to prevent new transactions from being confirmed, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their bitcoins. In addition, many digital asset networks have been subjected to a number of denial-of-service attacks, which has led to temporary delays in block creation and in the transfer of bitcoin. Any similar attacks on the bitcoin network that impact the ability to transfer bitcoin could have a material adverse effect on the price of bitcoin and the value of the Fund Shares.

Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoin by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions, process wire transfers to or from digital asset trading platforms, bitcoin-related companies or service providers or maintain accounts for persons or entities transacting in bitcoin. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future. Volatility in the price of digital assets may dampen liquidity in the market and damage the public perception of digital assets generally or any one digital asset in particular, such as bitcoin, and their or its utility as a payment system, which could decrease the price of digital assets generally or individually. Further, the lack of availability of banking services could prevent the Underlying ETPs from being able to complete creations and redemptions of Baskets, the timely liquidation of bitcoin and withdrawal of assets from the custodians on behalf of the respective Underlying ETPs, even if the Underlying ETPs' sponsors determined that such liquidation was appropriate or suitable, or otherwise disrupt the Underlying ETPs' operations.

Certain privacy-preserving features have been or are expected to be introduced to digital asset networks, such as the bitcoin network, and platforms or businesses that facilitate transactions in bitcoin may be at an increased risk of criminal or civil lawsuits, or of having banking services cut off, if there is a concern that these features interfere with the performance of anti-money laundering duties and economic sanctions checks or facilitate illicit financing or crime.

Users, developers and miners may otherwise switch to or adopt certain digital assets at the expense of their engagement with other digital asset networks, which may negatively impact those networks, including the bitcoin network. Competition from the emergence or growth of other digital assets or methods of investing in bitcoin could have a negative impact on the price of bitcoin and adversely affect the value of the Fund Shares.

Many digital asset networks, including the bitcoin network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. For example, a greater degree of decentralization generally means a given digital asset network is less susceptible to manipulation or capture. A digital asset network may be limited in the number of transactions it can process by the capabilities of each single fully participating node. Attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to the bitcoin network and to the value of bitcoin.

If corresponding increases in network throughput lag behind growth in the use of digital asset networks, average fees and settlement times may increase considerably. For example, the bitcoin network has been, at times, at capacity, which has led to increased transaction fees. Since January 1, 2019, bitcoin transaction fees have increased from $0.18 per-bitcoin transaction, on average, to a high of $60.95 per transaction, on average, on April 20, 2021. As of December 31, 2023, bitcoin transaction fees were $4.45 per transaction, on average, over a one-year trailing basis. Increased fees and decreased settlement speeds could preclude certain uses for bitcoin (e.g., micropayments), and could reduce demand for, and the price of, bitcoin, which could adversely impact the value of the Underlying ETPs and/or Bitcoin Index. In May 2023, events related to the adoption of ordinals, which are a means of inscribing digital content on the Bitcoin Blockchain, caused transaction fees to temporarily spike above $30 per transaction.

There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of the bitcoin network transactions will be effective, or how long these mechanisms will take to become effective, which could cause the bitcoin network to not adequately resolve scaling challenges and adversely impact the adoption of bitcoin as a medium of exchange and the value of the Underlying ETPs and/or Bitcoin Index.

Digital assets may have concentrated ownership — large holders referred to as "whales" — and large sales or distributions by holders of such digital assets could have an adverse effect on the market price of such digital assets. Given the large amount of bitcoin they hold, these holders have the ability to manipulate the price of bitcoin.

The largest bitcoin wallets are believed to hold, in aggregate, a significant percentage of the bitcoins in circulation. Moreover, it is possible that other persons or entities control multiple wallets that collectively hold a significant number of bitcoins, even if they individually only hold a small amount, and it is possible that some of these wallets are controlled by the same person or entity. As a result of this concentration of ownership, large sales or distributions by such holders could have an adverse effect on the market price of bitcoin.

The indexes utilized by the Underlying ETPs have a limited performance history, the index price could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of the Underlying ETPs' shares.

The index prices used by the respective Underlying ETPs to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Underlying ETPs' shares. Because the Underlying ETPs hold only bitcoin and cash, an investment in the Underlying ETPs may be more volatile than an investment in a more broadly diversified portfolio. Accordingly, the Underlying ETPs' net asset values may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the Underlying ETPs' shares.

Digital asset trading platforms are relatively new and, in some cases, unlicensed, unregulated, operate without extensive supervision by governmental authorities. Many operate outside the United States and may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions, may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues.

Furthermore, while many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices, cybersecurity and regulatory compliance, many digital asset trading platforms do not provide this information. Digital asset trading platforms may not be subject to, or may not be operating in compliance with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms, including prominent platforms that handle a significant volume of bitcoin trading. Digital asset trading platforms are subject to enforcement actions by regulatory authorities and may be operating out of compliance with regulation.

The bitcoin market globally and in the United States is not subject to comparable regulatory guardrails as exist in regulated securities markets. Furthermore, many bitcoin trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent "flash crashes," such as limit-down circuit breakers. As a result, the prices of bitcoin on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities such as market manipulation, front-running of trades, and wash-trading may not be available to or employed by digital asset trading platforms, or may not exist at all. The SEC has identified possible sources of fraud and manipulation in the bitcoin market generally, including, among others: (1) "wash trading"; (2) persons with a dominant position in bitcoin manipulating bitcoin pricing; (3) hacking of the bitcoin network and trading platforms; (4) malicious control of the bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in bitcoin, new sources of demand for bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported "stablecoins," including Tether (the price of bitcoin may be affected due to stablecoins (including Tether and U.S. Dollar Coin (USDC)), the activities of stablecoin issuers and their regulatory treatment); and (7) fraud and manipulation at bitcoin trading platforms. The effect of potential market manipulation, front-running, wash-trading, and other fraudulent or manipulative trading practices may inflate the volumes actually present in crypto market and/or cause distortions in price, which could adversely affect the value of the Underlying ETPs and/or Bitcoin Index and cause losses to the Fund.

As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, CFPB, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS and state financial institution regulators) have been examining the operations of digital asset networks, digital asset users and the digital asset trading platform markets, with particular focus on the extent to which digital assets can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises and the safety and soundness of exchanges or other service-providers that hold digital assets for users. Many of these state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, federal and state agencies, and other countries have issued rules or guidance about the treatment of digital asset transactions or requirements for businesses engaged in digital asset activity. However, no U.S. federal or state agency exercises comprehensive supervisory jurisdiction over global or domestic markets for bitcoin.

U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity. The U.S. Treasury Department has expressed concern regarding digital assets' potential to be used to fund illicit activities and may seek to implement new regulations governing digital asset activities to address these concerns. Digital asset markets in the United States exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin or the Fund Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying bitcoin, the operation of the bitcoin network, or the digital asset markets generally.

Various foreign jurisdictions have, and may continue to, in the near future, adopt laws, regulations or directives that may affect the bitcoin network, digital asset trading platforms, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions' regulatory scope. There remains significant uncertainty regarding foreign governments' future actions with respect to the regulation of digital assets and digital asset trading platforms. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of bitcoin by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of the bitcoin economy in their jurisdictions or globally, or otherwise negatively affect the value of bitcoin. The effect of any future regulatory change on the Underlying ETPs and/or Bitcoin Index or on bitcoin is impossible to predict, but such change could be substantial and adverse to the Underlying ETPs and/or Bitcoin Index and the value of the Fund Shares.

Competition from central bank digital currencies ("CBDCs") and emerging payments initiatives involving financial institutions could adversely affect the value of bitcoins and other digital assets.

In addition, over the past several years, some digital asset trading platforms have been closed due to fraud and manipulative activity, business failure or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While, generally speaking, smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Risks Associated with the Index [Member]
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•  Risks Associated with the Index — General — The failure of the respective Index methodology to measure the actual value of bitcoin could have an adverse effect on the Underlying ETPs and/or Bitcoin Index. In addition, the value of bitcoin as calculated by the Index methodology may differ from the value of bitcoin calculated by other methodologies and the price of bitcoin on any single spot market.

The Underlying ETPs and/or Bitcoin Index may not achieve the desired degree of correlation between their performance and that of their respective Index and thus may not achieve their investment objective. With respect to the Underlying ETPs, the difference in performance may be due to factors such as fees, transaction costs, redemptions of, and subscriptions for, an Underlying ETP's shares, pricing differences, differences in the timing of the addition or removal of constituent exchanges underlying the Index used by the Underlying ETP to determine its NAV or the cost to the Underlying ETPs of complying with various new or existing regulatory requirements.

Digital Assets Risks — Risks Associated with the Indices — Underlying ETPs —

A.  IBIT

The Index used by IBIT to determine the net asset value of the iShares Bitcoin Trust ETF on each Business Day is based on the value of bitcoin as reflected by the index was developed by the CF Benchmarks Ltd., the "Index Administrator". The Index

Administrator has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the IBIT's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Administrator does not have any obligation to take the needs of the IBIT fund, the IBIT fund's shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. By investing in IBIT, shareholders will have no rights against the Index Administrator or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Furthermore, because the number of digital asset trading platforms is limited, the Index will necessarily be comprised of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Index Administrator would have limited ability to remove such digital asset trading platform from the Index, which could skew the price of bitcoin as represented by the Index. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of IBIT's shares.

B.  BTC

The Index used to price the shares of BTC is the CoinDesk Bitcoin Price Index (XBX) (the "Index") developed by CoinDesk indices, Inc. (the "Index Provider"). The Index is a U.S. dollar-denominated composite reference rate for the price of Bitcoin. The Index is designed to (1) mitigate the effects of fraud, manipulation and other anomalous trading activity from impacting the Bitcoin reference rate, (2) provide a real-time, volume-weighted fair value of Bitcoin and (3) appropriately handle and adjust for non-market related events. The Index Provider formally re-evaluates the weighting algorithm quarterly, but maintains discretion to change the way in which an Index Price is calculated based on its periodic review or in extreme circumstances. The exact methodology to calculate the Index Price is not publicly available. The Index is designed to limit exposure to trading or price distortion of any individual Digital Asset Trading Platform that experiences periods of unusual activity or limited liquidity by discounting, in real-time, anomalous price movements at individual Digital Asset Trading Platforms. The Digital Asset Trading Platforms that are included in the Index (the Constituent Trading Platforms) are selected by the Index Provider utilizing a methodology that is guided by the International Organization of Securities Commissions ("IOSCO") principles for financial benchmarks. For an exchange to become a Constituent Trading Platform, it must satisfy the Inclusion Criteria described in this prospectus, as may be updated by the Index Provider from time to time.

The Index has a limited history and the Index Price is a composite reference rate calculated using trading price data from various Digital Asset Trading Platforms chosen by the Index Provider. The Index Provider may remove or add Digital Asset Trading Platforms to the Index in the future at its discretion. Although the Index is designed to accurately capture the market price of Bitcoin, third parties may be able to purchase and sell Bitcoin on public or private markets not included among the constituent Digital Asset Trading Platforms of the Index, and such transactions may take place at prices materially higher or lower than the Index Price. Moreover, there may be variances in the prices of Bitcoin on the various Digital Asset Trading Platforms, including as a result of differences in fee structures or administrative procedures on different Digital Asset Trading Platforms. The price of Bitcoin on public Digital Asset Trading Platforms has a limited history, and during this history, Bitcoin prices on the Digital Asset Markets more generally, and on Digital Asset Trading Platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the Index is designed to limit exposure to the interruption of individual Digital Asset Trading Platforms, the Index Price, and the price of Bitcoin generally, remains subject to volatility experienced by Digital Asset Trading Platforms, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of Digital Asset Trading Platforms is limited, the Index will necessarily be comprised of a limited number of Digital Asset Trading Platforms. If a Digital Asset Trading Platform were subjected to regulatory, volatility or other pricing issues, the Index Provider would have limited ability to remove such Digital Asset Trading Platform from the Index, which could skew the price of Bitcoin as represented by the Index. Trading on a limited number of Digital Asset Trading Platforms may result in less favorable prices and decreased liquidity of Bitcoin and, therefore, could have an adverse effect on the value of the Shares.

C.  BITB

BITB will establish its net asset value with reference to the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") which is a standardized reference rate published by CF Benchmarks Ltd. (the "Benchmark Provider") that is designed to reflect the performance of bitcoin in U.S. dollars. The BRRNY is calculated by the Benchmark Provider based on an aggregation of executed trade flow of major bitcoin trading platforms ("Constituent Platforms"). The BRRNY currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six Constituent Platforms, which is the underlying rate to determine settlement of Chicago Mercantile Exchange ("CME") bitcoin futures contracts, except that the BRRNY is calculated as of 4:00 p.m. Eastern time, whereas the BRR is calculated as of 4:00 p.m. London time.

The BRRNY and the BRR have a limited history and their value is an average composite reference rate calculated using volume-weighted trading price data from the Constituent Platforms. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. The Benchmark Provider has substantial discretion at any time to change the methodology used to calculate the BRRNY, including the Constituent Platforms that contribute prices to the Bitwise Bitcoin Trust's NAV. The Benchmark Provider does not have any obligation to take the needs of the Bitwise Bitcoin Trust, the Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the BRRNY will appropriately track the price of bitcoin in the future. Neither the CME Group nor the Benchmark Provider has any obligation to take the needs of the Bitwise Bitcoin Trust or the Shareholders into consideration in determining, composing, or calculating the BRRNY or in the selection of the Constituent Platforms used. The Constituent Platforms are chosen by the Benchmark Provider, under the oversight of the CME CF Cryptocurrency Pricing Products Oversight Committee. Although the BRRNY is intended to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The pricing sources (Constituent Platforms) used by the BRRNY are digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets.

Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in BRRNY calculations and, therefore, could adversely affect the bitcoin price as reflected by the BRRNY.

The BRRNY is based on various inputs which may include price data from various third-party digital asset trading platforms. Neither the CME Group nor the Benchmark Provider guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source. BITB utilizes the BRRNY to establish its NAV and NAV per Share. In the event that the BRRNY is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact an investment in the Shares or the Bitwise Bitcoin Trust's operations. The CME Bitcoin Real Time Price also has a limited history and shares some of the same structural and methodological features and risks as the BRRNY. The Bitwise Bitcoin Trust utilizes the CME Bitcoin Real Time Price to establish its Indicative Trust Value ("ITV"). The ITV is intended to provide additional information not otherwise available to the public that may be useful to investors and market professionals in connection with the trading of the Shares on the Exchange. It is calculated by using the prior day's holdings at close of business and the most recently reported price level of the CME Bitcoin Real Time Price. While investors are capable of assessing the intra-day movement of the price of the Shares and the bitcoin market price of bitcoin, Shareholders may use the ITV as a data point in their assessment of the value of the Shares. In the event that the CME Bitcoin Real Time Price is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact the utility of the ITV to Shareholders. Although the BRRNY and CME Bitcoin Real Time Price are designed to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms of the BRRNY and CME Bitcoin Real Time Price, and such transactions may take place at prices materially higher or lower than the level of the BRRNY used to establish the NAV. To the extent such prices differ materially from the level of the BRRNY used to establish the

NAV, investors may lose confidence in the Shares' ability to track the market price of bitcoin, which could adversely affect an investment in the Shares.

The Sponsor, in its sole discretion, may cause the Bitwise Bitcoin Trust to price its portfolio based upon an index, benchmark or standard other than the BRRNY at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index, benchmark or standard better aligns with the Bitwise Bitcoin Trust's investment objective and strategy. The Sponsor may make this decision for a number of reasons, including, but not limited to, a determination that the BRRNY price of bitcoin differs materially from the global market price of bitcoin and/or that third parties are able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance. The Constituent Platforms have changed over time.

The price of bitcoin on public digital asset trading platforms has a limited history, and during this history, bitcoin prices on the digital asset markets more generally, and on digital asset trading platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the BRRNY is designed to limit exposure to the interruption of individual digital asset trading platforms, the BRRNY price, and the price of bitcoin generally, remains subject to volatility experienced by digital asset exchanges, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of liquid and credible digital asset trading platforms is limited, the BRRNY will necessarily be composed of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Benchmark Provider would have limited ability to remove such digital asset trading platform from the BRRNY, which could skew the price of bitcoin as represented by the BRRNY. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of the Shares.

D.  FBTC

The Fidelity Wise Origin Bitcoin Fund seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. The Fidelity Bitcoin Reference Rate is designed to reflect the performance of bitcoin in U.S. dollars. The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and the volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments to develop a bitcoin price composite. The Index methodology was developed by Fidelity Product Services LLC (the "Index Provider") and is monitored by the Fidelity Index Committee (the "Committee") with the assistance of the Fidelity Digital Asset Indices Advisory Committee. Coin Metrics, Inc. is the third-party calculation agent ("Calculation Agent") for the Index.

The Index was developed by an affiliate of the Sponsor, the Index Provider. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the Fidelity Wise Origin Bitcoin Fund's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Provider does not have any obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund, the Fidelity Wise Origin Bitcoin Fund's shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund or the Shareholders into consideration in determining, composing, or calculating the Index. By investing in the Fidelity Wise Origin Bitcoin Fund, shareholders will have no rights against the Index Provider or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. For example, on June 5, 2023, the SEC filed lawsuits against cryptocurrency exchanges Coinbase and Binance alleging, among other things, their operation of an unlicensed securities exchange. Such circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the level of the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause FBTC to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better reflects the price of bitcoin. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance.

Using a VWMP methodology and price feeds from eligible bitcoin spot markets, the Index intends to represent the U.S. dollar value of one bitcoin every 15 seconds based on VWMP spot market data over rolling sixty-minute increments. As such, the VWMP methodology used to determine the NAV may not be reflective of market events and other developments that occur after its pricing window and thus this methodology may not be reflective of the then-available market price of bitcoin in periods between its calculation. Additionally, as the methodology references a median price, it may not reflect the price of bitcoin available for the Fidelity Wise Origin Bitcoin Fund to transact on any single spot market. The Sponsor does not intend, and disclaims any obligation, to determine whether the methodology used to determine the level of the Index accurately reflects the value of bitcoin or the price at which market transactions in bitcoin could be readily effected at any given time.

E.  ARKB

ARKB investment objective is to track the performance of bitcoin as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. The Index is calculated by CF Benchmarks Ltd. (the "Index Provider") based on an aggregation of executed trade flow of major bitcoin spot exchanges. The Index is designed to reflect the performance of bitcoin in U.S. dollars. The Index currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that the Index is calculated as of 4:00 p.m. Eastern time, whereas the BRR is calculated as of 4:00 p.m. London time. The Shares of the ARK 21Shares Bitcoin ETF are valued daily based on the Index.

The Index was developed by the Index Provider and has a limited performance history. Although the Index is based on materially the same methodology (except calculation time) as the Index Provider's BRR, which was first introduced in November 2016, the Index itself has only been in operation since February 2022, and the Index has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess the Index's performance. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the ARK 21Shares Bitcoin ETF's NAV. The Index Provider does not have any obligation to take the needs of the ARK 21Shares Bitcoin ETF, the ARK 21Shares Bitcoin ETF's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the ARK 21Shares Bitcoin ETF or the Shareholders into consideration in determining, composing, or calculating the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause the ARK 21Shares Bitcoin ETF to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better aligns with the ARK 21Shares Bitcoin ETF's investment objective and strategy.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Equity Securities Risk [Member]
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•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETPs' securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETPs fall, the value of your investment in the Fund will decline.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Flex Options Risk [Member]
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•  FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option's terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Underlying ETFs' FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Underlying ETFs Shares and result in the Underlying ETFs being unable to achieve their investment objective. Less liquidity in the trading of the Underlying ETFs' FLEX Options could have an impact on the prices paid or received by the Underlying ETFs for the FLEX Options in connection with creations and redemptions of the Underlying ETFs' Shares. Depending on the nature of this impact to pricing, the Underlying ETFs may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Underlying ETFs and whether the Underlying ETFs can satisfy their investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Underlying ETFs also are subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Underlying ETFs to suffer losses which may be significant.

The Underlying ETFs may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

OCC may base its calculations of the margin requirements for positions in a series of FLEX Options on an estimate derived from data and factors OCC deems pertinent in respect of quotations and transactions in that options series and in other options series. Alternatively, OCC may fix such margin requirements at a level it deems necessary to protect the respective interests of OCC, the clearing members and the public. As a result, the Underlying ETFs' margin requirements for positions in FLEX Options may differ from — and may be significantly greater than — the margin requirements applicable to similar positions in other options on the same underlying interest.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Flex Options Valuation Risk [Member]
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•  FLEX Options Valuation Risk — It is expected that the FLEX Options held by the Underlying ETFs typically will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as Spot bitcoin (although they generally move in the same direction). The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of Spot bitcoin, such as changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of Spot bitcoin and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Underlying ETFs, the ability of the Underlying ETFs to value the FLEX Options becomes more difficult and the judgment of the Underlying ETFs' investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Underlying ETFs' holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Underlying ETFs to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Underlying ETFs.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Box Spread Risk [Member]
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•  Box Spread Risk — If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract's expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset's price movement. Furthermore, the Box Spread's value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. Each Underlying ETF's ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Underlying ETF at competitive prices. If the Box Spread does not perform as intended, the Underlying ETF could have exposure to the underlying reference asset of the options comprising the Box Spread, which is expected to be the SPY or SPX. In such a scenario, the Underlying ETF would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Fund-of-Funds Risk [Member]
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•  Fund-of-Funds Risk — Shareholders of the Fund will experience investment returns that are different than the investment returns provided by an Underlying ETF. The Fund does not itself pursue a defined outcome strategy, nor does the Fund itself provide downside protection against Spot bitcoin losses. Because the Fund will typically not purchase an Underlying ETF on the first day of a Target Outcome Period, it is not likely that the stated outcome of the Underlying ETF will be realized by the Fund. The Fund will be continuously exposed to the investment profiles of each of the Underlying ETFs during their respective Target Outcome Periods. The Fund, with its aggregate exposure to each of the Underlying ETFs, may have investment returns that are inferior to that of any single Underlying ETF or group of Underlying ETFs over any given time period. In between the semi-annual rebalancing, because the Fund is not equally weighted on a continuous basis, the Fund may be exposed to one or more Underlying ETFs disproportionately when compared to other Underlying ETFs. In such circumstances, the Fund will be subject to the over-weighted performance of such Underlying ETF. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF's expenses, subjecting Fund shareholders to duplicative expenses.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Interest Rate Risk [Member]
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•  Interest Rate Risk — Interest rate risk is the risk that the value of the debt securities in the Underlying ETFs' portfolios will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Investment in a Subsidiary [Member]
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•  Investment in a Subsidiary — As determined necessary or advisable by the Underlying ETFs, the Underlying ETFs may invest a portion of their assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands.

Investment in the Subsidiary is expected to provide the Underlying ETFs with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service ("IRS") guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index. The Underlying ETFs do not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned or majority-owned by the Underlying ETFs. To the extent that Underlying ETFs invest in the Subsidiary, the Underlying ETFs may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere herein and the SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this prospectus), the Underlying ETFs intend to limit their investments in such Subsidiary to 25% of the respective Underlying ETF's total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in each Underlying ETFs' Prospectus and Statement of Additional Information, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. The Board of Trustees, however, has oversight responsibility for the investment activities of each Underlying ETFs, including its investment in its respective subsidiary. In addition, each Underlying ETF is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors.

The Underlying ETFs will treat a Subsidiary's assets as assets of the respective Underlying ETFs for purposes of determining compliance with various provisions of the 1940 Act applicable to the Underlying ETFs, including those relating to investment policies for purposes of Section 8, capital structure so that the Underlying ETFs treat the debt of the Subsidiary as their own for purposes of Sections 18, and affiliated transactions and custody for purposes of Sections 17. The Adviser to the Subsidiary complies with the provisions of Section 15 of the 1940 Act as an investment adviser to the Underlying ETFs, as defined in Section 2(a)(20) of the 1940 Act. Each of the Underlying ETFs' Subsidiary and its board agree to designate an agent for service of process in the United States. Each Underlying ETFs' Subsidiary's custodian is State Street Bank and Trust Company.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Underlying ETFs and/or a Subsidiary to operate as described in the Underlying ETFs' Prospectus and Statement of Additional Information and could negatively affect the Underlying ETFs and its shareholders.

The Adviser also serves as the investment adviser to the Subsidiary but will not receive separate compensation for services provided to the Subsidiary.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Liquidity Risk [Member]
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•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Underlying ETFs' investments in illiquid securities may reduce the returns of the Underlying ETFs because they may be unable to sell the illiquid securities at an advantageous time or price.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Liquidity Risk — FLEX Options [Member]
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•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Underlying ETFs' FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Underlying ETFs require a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Underlying ETFs for their FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Liquidity Risk — Listed Options [Member]
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•  Liquidity Risk — Listed Options — There is no guarantee that a liquid secondary trading market will exist for the Listed Options. The trading in the Listed Options in which the Underlying ETFs may invest may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the Listed Options terminating the Listed Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of Listed Options may more significantly impact the price in a less liquid market. Further, each Underlying ETF requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Underlying ETFs for their Listed Option positions. A less liquid trading market may adversely impact the value of the Listed Options and the value of your investment.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Liquidity Risk — OTC Options [Member]
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•  Liquidity Risk — OTC Options — There is no guarantee that a liquid secondary trading market will exist for the OTC Options in which the Underlying ETFs may invest. The trading in OTC Options may be less deep and liquid than the market for certain other securities, including exchange traded option contracts. In a less liquid market for the OTC Options, terminating the OTC Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. A less liquid trading market may adversely impact the value of the OTC Options and the value of your investment.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Management Risk [Member]
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•  Management Risk — Investment decisions will be made for the Fund by the Adviser. The Fund is subject to management risk because, in relying on the Adviser to achieve its investment objective, it runs the risk that the Adviser's investment techniques will fail to produce intended results and that this may cause the Fund to incur significant losses. Purchasing and selling options are highly specialized activities and entail higher risks than simply purchasing and selling publicly traded securities. The Adviser may fail to use options effectively and options purchased or sold by the Fund may fail to perform as expected by the Adviser. The Fund's success will depend in part on the Adviser's ability to correctly predict the rates of return and risks of the options that it sells or buys.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Market Fluctuation Tax Risk and Cash Transaction Risk [Member]
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•  Market Fluctuation Tax Risk and Cash Transaction Risk — The Fund is acquiring shares of the Underlying ETFs in the open market. When the Fund sells shares of the Underlying ETFs in the open market, the Fund will recognize gain or loss on the disposition of the shares, which could have a negative impact on Fund returns. In addition, note that the Fund may, under certain circumstances, effect a portion of its creations and redemptions for cash rather than in-kind. If the Fund effects redemptions for cash, it may be required to sell shares of the Underlying ETFs in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute such shares only in-kind. The Fund intends to distribute these gains to shareholders to maintain its qualification as a RIC and avoid a fund-level tax. As a result, shareholders may receive a larger amount of, or accelerated, taxable distributions from the Fund than if the Fund did not employ such a strategy. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares entirely in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's shares than for ETFs that distribute portfolio securities in-kind. The Fund's use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Market Maker Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Market Maker Risk — If the Underlying ETFs have lower average daily trading volumes, they may rely on a small number of third-party market makers to provide a market for the purchase and sale of Underlying ETFs' Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Underlying ETFs' net asset value and the price at which the Underlying ETFs' Shares are trading on the Exchange, which could result in a decrease in value of the Underlying ETFs Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Underlying ETFs' portfolio securities and the Underlying ETFs' market price. This reduced effectiveness could result in Underlying ETFs' Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for the Underlying ETFs' Shares.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Calamos Laddered Bitcoin Structured Alt Protection ETF | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Operational Risk — The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — The use of options by the Underlying ETFs involves investment strategies and risks different from those associated with ordinary portfolio transactions and depends on the ability of the Underlying ETFs' portfolio managers to forecast market movements correctly. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in those indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. The Underlying ETFs' ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed option is dependent, in part, upon the liquidity of the options market. An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Underlying ETFs will not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options). In addition, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Underlying ETFs' ability to utilize options successfully will depend on the ability of the Underlying ETFs' investment adviser to predict pertinent market movements, which cannot be assured. Until FLEX Options and/or Listed Options become available, the Underlying ETFs will purchase and sell OTC Options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed options. OTC Options may expose the Underlying ETFs to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Underlying ETFs may be exposed to a risk that losses may exceed the amount originally invested.

The holder of an option may terminate its position in an option it has purchased by allowing it to expire or by exercising the option. If an option is European style, it may be exercised only on its expiration date. If the option is American style, it may be exercised on any day up to and including its expiration date. While the Underlying ETFs expect to enter into

European style options that are exercisable at the strike price only on the expiration date at the end of an Outcome Period, it may enter into American style options from time to time. When an Underlying ETF writes an American style option, it has no control over when it will be required to fulfill its obligations and there is risk that a counterparty will exercise the option at a time that is not advantageous to the Underlying ETF. If an American style option is exercised, the Underlying ETFs may close out the corresponding purchased option and enter into new options. There can be no guarantee that an Underlying ETF will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time or that the Underlying ETFs will not suffer losses as a result of a written option being exercised prior to the end of an Outcome Period.

Calamos Laddered Bitcoin Structured Alt Protection ETF | OTC Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  OTC Options Risk — Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the Underlying ETPs underlying an OTC Option it has entered into with the Underlying ETFs or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying ETFs will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Adviser's assessment of any Counterparty may be inaccurate or incomplete and is subject to considerable judgment, which may be incorrect.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Position Limits Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Position Limits Risk — The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as "position limits." The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain Listed Options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Underlying ETFs' listed option positions are required to monitor and report the Underlying ETFs' positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if an Underlying ETF does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated. Therefore, the trading decisions of the Adviser may have to be modified and positions held by an Underlying ETF liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of an Underlying ETF and prevent the Underlying ETF from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to an Underlying ETF's investment strategy.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Premium/Discount Risk — The market price of the Fund's shares will generally fluctuate in accordance with changes in the Fund's net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund's shares may become less liquid in response to deteriorating liquidity in the market for the Fund's underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund's shares and their net asset value and the bid/ask spread on the Fund's shares may widen.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Underlying ETPs invest a significant portion of their assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that one or more, if not all of the Underlying ETPs may underperform the broader market, or experience greater volatility.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Significant Exposure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Significant Exposure Risk — The Fund intends to generally rebalance its portfolio to equal weight (i.e., 25% per Underlying ETF) semi-annually, in connection with the reset of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund's returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Target Outcome Period Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Target Outcome Period Risk — Each Underlying ETF's investment strategy is designed to deliver returns that match the price return of Spot bitcoin if shares are bought on the day on which the Underlying ETF enters into the OTC Options and/or FLEX Options (i.e., the first day of a Target Outcome Period) and held until those OTC Options and/or FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each semi-annual rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each semi-annual rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund's investment in Underlying ETF shares may not be protected against a decline in the value of Spot bitcoin and may not participate in a gain in the value of Spot bitcoin for the Fund's investment period.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Tax Risk — The Fund and each Underlying ETF intend to elect and to qualify each year to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. The federal income tax treatment of certain aspects of each Underlying ETF's operations — including its options strategy, its hedging strategy, and the possible application of the "straddle" rules and various loss limitations — is not entirely clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause an Underlying ETF to fail to qualify as such. If an Underlying ETF were to fail to qualify as a RIC for purposes of the Code, the Fund may not meet the diversification tests necessary to qualify as a RIC, and, thus, may lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to requalify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

To qualify and maintain its status as a RIC, each Underlying ETF must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of derivatives that provide exposure to the Underlying ETPs or bitcoin is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If an Underlying ETF were to treat income or gain from particular instruments linked to bitcoin as qualifying income, an adverse determination or future guidance by the IRS with respect to the treatment of income or gain from those investments may adversely affect the Underlying ETF's ability to qualify as a RIC. For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular Underlying ETF investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. The Underlying ETPs are expected to be treated as the issuer of certain of the Underlying ETFs' investments, which may make it more difficult for the Underlying ETFs to meet the diversification tests. In addition, an adverse determination or future guidance by the IRS with respect to issuer identification for an Underlying ETF's investments may adversely affect the Underlying ETF's ability to qualify as a RIC.

The federal income tax treatment of options comprising the Box Spreads and of other swaps and derivatives may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Underlying ETFs realize from their investments. As a result, a larger portion of an Underlying ETF's distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by an Underlying ETF.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Trading Issues Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Underlying ETF Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Underlying ETF Concentration Risk — An Underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Underlying ETF's investments more than the market as a whole, to the extent that the Underlying ETF's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Underlying ETF Exposure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Underlying ETF Exposure Risk — An investment in the Fund may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying ETFs alone. Additionally, if one or more of the Underlying ETFs has exceeded its cap at the time that you invest in the Fund, you may derive no benefit from the Fund's investment in that Underlying ETF until the next reset of the Underlying ETF. Likewise, if one or more of the Underlying ETFs has decreased in value below its downside protection at the time that you invest in the Fund, you may derive no downside protection from the Fund's investment in that Underlying ETF. See Capital Protection Risk and Capped Upside Risk above. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF's expenses, subjecting Fund shareholders to duplicative expenses. The Fund does not itself pursue a target outcome strategy and does not provide any downside protection against Underlying ETF losses.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Underlying ETF Risk — The Fund's investment in shares of the Underlying ETFs subjects it to the risks of owning the securities held by the Underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Underlying ETP Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Underlying ETP Risk — Each Underlying ETF may invest in OTC Options and FLEX Options and/or Listed Options that reference one or more Underlying ETPs or an Index of Underlying ETPs, which subjects the Underlying ETF to certain of the risks of owning shares of one or more Underlying ETPs as well as the types of instruments in which the Underlying

ETPs invest. The value of an Underlying ETP will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETP, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, Underlying ETPs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETPs and, in turn, the value of the Underlying ETF's shares. It is possible that the performance of each Underlying ETP will not be positively correlated to the performance of Spot bitcoin. An Underlying ETP that tracks an index may not exactly track the performance of the Index due to cash drag, differences between the portfolio of the Underlying ETP and the components of the Index, expenses and other factors.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Underlying ETFs, the ability of the Underlying ETFs to value the OTC Options, FLEX Options and Listed Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Underlying ETFs to accurately assign a daily value.

Calamos Laddered Bitcoin Structured Alt Protection ETF | Calamos Laddered Bitcoin Structured Alt Protection ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	978
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 978

[1]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin Series Structured Alt Protection ETFs® (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.